Other information - Supplemental Cash Flow Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment in consolidated subsidiaries and businesses
Current assets		€ 486	€ 408
Non-current assets	€ 1,040	3,863	1,985
Net borrowings	(724)	(468)	(91)
Current and non-current liabilities	(82)	(1,825)	(622)
Net effect of investments	234	2,056	1,680
Goodwill		33	25
Fair value of investments held before the acquisition of control		(28)	(271)
Non-controlling interests		(1)	(2)
Purchase price	234	2,060	1,432
Less: Cash and cash equivalents acquired	38	(265)	(155)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of before business combination	196	1,795	1,277
Disposal of consolidated subsidiaries and businesses
Current assets	85	802	130
Non-current assets	657	2,695	153
Net borrowings	(322)	101	180
Current and non-current liabilities	(196)	(2,267)	(124)
Net effect of disposals	224	1,331	339
Current value of the stake held for business combinations	(138)	(788)	(580)
Reclassification among other items of OCI			(7)
Gain on disposal of business combinations	45	379	427
Fair value of share capital held after the sale of control	27	118	414
Credits for divestments			(173)
Selling price	158	1,040	420
Less: Cash and cash equivalents sold	(40)	(153)	(25)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	€ 118	€ 887	€ 395